Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Related Party Transactions [Abstract]
Intangible Assets
4.	Intellectual Property

Intellectual property, stated at cost, less accumulated amortization consists of the following:

	December 31, 2018	June 30, 2018

Intellectual Property	$2,293,770	$2,293,770
Accumulated Amortization	624,478	509,790
Intellectual Property, Net	$1,669,292	$1,783,980

Amortization expense for the three- and six-month periods ended December 31, 2018 was $57,344 and $114,689, respectively, and for the three- and six-month periods ended December 30, 2017 was $57,344 and $114,689, respectively. Estimated future amortization expense is as follows:

Year ending June 2019 (remaining six months)	$114,689
2020	229,377
2021	229,377
2022	229,377
2023	229,377
Thereafter	637,095
$1,669,292

4. Intangible Assets

The company’s intangible assets consist of intellectual property acquired from LAT Pharma, Inc., and are amortized over their estimated useful lives as indicated below. The following is a summary of the intangible assets as of June 30, 2018 and 2017.

	June 30, 2018	June 30, 2017
Intangible Assets subject to Amortization	$22,93,770	$22,93,770
Accumulated Amortization	5,09,790	2,80,413
Intangible Assets (Net of Amortization	$17,83,980	$20,13,357

Future expected Amortization of intangible assets is as follows:

Year Ending June 30,
2019	$2,29,377
2020	2,29,377
2021	2,29,377
2022	2,29,377
2023	2,29,377
Thereafter	6,37,095
$17,83,980